Leases - Future Undiscounted Cash Flows for Operating Leases and Reconciliation to Operating Lease Liability (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2022	$ 32
2023	3
2024	1
2025 and thereafter	1
Total	37	$ 79
Less short term leases	0	0
Less discount	(2)	(11)
Operating lease liability	$ 35	$ 68
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities	Other current liabilities
Current	$ 30	$ 51
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities	Other non-current liabilities	Other non-current liabilities
Non-current	$ 5	$ 17